Schedule of Investments (unaudited)
August 31, 2024
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.7%
General Dynamics Corp.	3,230	$ 966,933
HEICO Corp., Class A	9,342	1,869,241
Lockheed Martin Corp.	17,339	9,850,286
Northrop Grumman Corp.	13,294	6,955,554
Textron, Inc.	50,697	4,623,566
		24,265,580
Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.	59,271	7,314,634
United Parcel Service, Inc., Class B	5,287	679,644
		7,994,278
Automobiles — 1.3%
Ford Motor Co.	246,835	2,762,083
General Motors Co.	118,710	5,909,384
		8,671,467
Banks — 5.8%
Bank of America Corp.	186,731	7,609,288
Citigroup, Inc.	57,770	3,618,713
Citizens Financial Group, Inc.	50,105	2,157,020
JPMorgan Chase & Co.	72,587	16,317,558
KeyCorp	188,149	3,209,822
Valley National Bancorp	140,877	1,222,812
Wells Fargo & Co.	61,217	3,579,358
		37,714,571
Beverages — 0.9%
Coca-Cola Co. (The)	46,571	3,375,000
Molson Coors Beverage Co., Class B	10,011	540,294
PepsiCo, Inc.	11,054	1,911,016
		5,826,310
Biotechnology — 4.0%
Amgen, Inc.	893	298,110
Biogen, Inc.(a)(b)	22,809	4,670,371
Exelixis, Inc.(a)	56,450	1,469,393
Gilead Sciences, Inc.	133,089	10,514,031
Ionis Pharmaceuticals, Inc.(a)	26,672	1,271,721
Moderna, Inc.(a)	2,593	200,698
Natera, Inc.(a)	14,318	1,693,247
Neurocrine Biosciences, Inc.(a)	19,063	2,422,145
United Therapeutics Corp.(a)	8,942	3,250,864
		25,790,580
Broadline Retail — 1.2%
Amazon.com, Inc.(a)	44,654	7,970,739
Building Products — 0.7%
Advanced Drainage Systems, Inc.(b)	4,706	737,713
Trane Technologies PLC	10,682	3,863,252
		4,600,965
Capital Markets — 4.0%
Cboe Global Markets, Inc.	1,205	247,507
CME Group, Inc., Class A	9,463	2,041,548
Franklin Resources, Inc.	33,019	668,305
Invesco Ltd.	445,016	7,605,323
LPL Financial Holdings, Inc.	938	210,431
Morgan Stanley	6,351	658,027
Nasdaq, Inc.	79,524	5,732,090
S&P Global, Inc.	10,089	5,178,078
State Street Corp.	43,298	3,771,256
		26,112,565
Security	Shares	Value
Chemicals — 1.7%
Huntsman Corp.	176,043	$ 3,881,748
LyondellBasell Industries NV, Class A	22,542	2,224,895
Mosaic Co. (The)	17,806	508,718
PPG Industries, Inc.	26,129	3,389,715
Sherwin-Williams Co. (The)	2,093	773,091
		10,778,167
Commercial Services & Supplies — 2.2%
Cintas Corp.	8,506	6,848,351
Waste Connections, Inc.	5,820	1,085,430
Waste Management, Inc.	28,655	6,076,006
		14,009,787
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	770	272,102
Juniper Networks, Inc.	8,265	321,343
Motorola Solutions, Inc.	11,591	5,123,686
		5,717,131
Construction & Engineering — 1.0%
AECOM	26,353	2,638,989
Comfort Systems U.S.A., Inc.	5,011	1,771,489
EMCOR Group, Inc.	2,174	854,512
Quanta Services, Inc.	4,659	1,281,831
		6,546,821
Consumer Finance — 0.4%
OneMain Holdings, Inc.	47,802	2,361,897
Consumer Staples Distribution & Retail — 3.4%
Costco Wholesale Corp.	4,387	3,914,871
Kroger Co. (The)	141,302	7,518,680
Target Corp.	6,065	931,705
Walmart, Inc.	124,896	9,645,718
		22,010,974
Containers & Packaging — 0.1%
Crown Holdings, Inc.	949	85,799
Packaging Corp. of America	1,566	328,140
		413,939
Diversified Telecommunication Services — 0.8%
AT&T Inc.	259,984	5,173,681
Liberty Global Ltd., Class A(a)	16,108	311,690
		5,485,371
Electric Utilities — 2.1%
Exelon Corp.	162,144	6,176,065
OGE Energy Corp.	186,462	7,376,437
		13,552,502
Electrical Equipment — 1.8%
AMETEK, Inc.	13,590	2,324,570
Eaton Corp. PLC	31,550	9,683,641
		12,008,211
Electronic Equipment, Instruments & Components — 1.4%
Flex Ltd.(a)	55,217	1,794,000
TE Connectivity Ltd.	48,476	7,445,914
		9,239,914
Energy Equipment & Services — 1.3%
Halliburton Co.	170,651	5,305,540
Schlumberger NV	74,979	3,298,326
		8,603,866

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 0.1%
ROBLOX Corp., Class A(a)	3,548	$ 156,077
Spotify Technology SA(a)	1,955	670,330
		826,407
Financial Services — 5.6%
Berkshire Hathaway, Inc., Class B(a)	45,196	21,509,680
Mastercard, Inc., Class A	16,420	7,936,443
Visa, Inc., Class A	24,411	6,746,468
		36,192,591
Food Products — 0.4%
Freshpet, Inc.(a)	730	99,280
Hershey Co. (The)	4,633	894,447
Tyson Foods, Inc., Class A	25,295	1,626,721
		2,620,448
Ground Transportation — 0.5%
CSX Corp.	79,340	2,718,982
JB Hunt Transport Services, Inc.	2,037	352,808
		3,071,790
Health Care Equipment & Supplies — 3.0%
Boston Scientific Corp.(a)	11,483	939,195
Medtronic PLC	120,844	10,704,361
Stryker Corp.	21,892	7,890,315
		19,533,871
Health Care Providers & Services — 5.5%
Cardinal Health, Inc.	35,793	4,034,587
Centene Corp.(a)	86,068	6,784,740
Cigna Group (The)	7,017	2,538,821
Elevance Health, Inc.	10,813	6,021,652
HCA Healthcare, Inc.	16,854	6,667,274
Labcorp Holdings, Inc.	1,271	292,190
Quest Diagnostics, Inc.	10,282	1,613,965
UnitedHealth Group, Inc.	13,065	7,710,963
		35,664,192
Health Care REITs — 1.0%
Ventas, Inc.	109,318	6,789,741
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.(a)	32,183	531,019
Darden Restaurants, Inc.	4,755	752,003
DoorDash, Inc., Class A(a)	2,195	282,518
MGM Resorts International(a)	17,523	658,690
Texas Roadhouse, Inc.	9,765	1,647,844
Wingstop, Inc.	344	132,822
		4,004,896
Household Durables — 2.0%
DR Horton, Inc.	21,248	4,010,773
PulteGroup, Inc.	2,945	387,709
Toll Brothers, Inc.	38,349	5,524,940
Whirlpool Corp.	29,806	2,989,244
		12,912,666
Household Products — 2.6%
Colgate-Palmolive Co.	46,454	4,947,351
Kimberly-Clark Corp.	55,743	8,063,782
Procter & Gamble Co. (The)	23,262	3,990,364
		17,001,497
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	97,247	1,665,841
Security	Shares	Value
Industrial REITs — 0.3%
First Industrial Realty Trust, Inc.	15,784	$ 895,426
Lineage, Inc.(a)	14,705	1,233,750
		2,129,176
Insurance — 4.6%
Allstate Corp. (The)	21,497	4,061,643
Marsh & McLennan Cos., Inc.	34,961	7,953,977
MetLife, Inc.	35,262	2,732,100
Progressive Corp. (The)	6,954	1,753,799
Reinsurance Group of America, Inc.	31,042	6,852,832
Travelers Cos., Inc. (The)	20,251	4,618,646
Unum Group	39,874	2,212,608
		30,185,605
Interactive Media & Services — 1.2%
Alphabet, Inc., Class A	35,260	5,760,779
Snap, Inc., Class A, NVS(a)	215,168	2,009,669
		7,770,448
IT Services — 0.3%
Amdocs Ltd.	7,604	661,320
Kyndryl Holdings, Inc.(a)	52,152	1,235,481
		1,896,801
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	4,308	615,699
Thermo Fisher Scientific, Inc.	13,000	7,995,910
		8,611,609
Machinery — 3.8%
Caterpillar, Inc.	10,348	3,684,923
Flowserve Corp.	16,937	844,817
Illinois Tool Works, Inc.	17,751	4,494,198
Oshkosh Corp.	51,726	5,581,753
Parker-Hannifin Corp.	11,931	7,160,986
Xylem, Inc.	21,436	2,948,093
		24,714,770
Media — 2.8%
Comcast Corp., Class A	285,526	11,298,264
Fox Corp., Class A, NVS	157,527	6,516,892
Fox Corp., Class B	4,330	166,402
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	1,837	43,739
		18,025,297
Metals & Mining — 1.1%
Freeport-McMoRan, Inc.	12,456	551,552
Nucor Corp.	44,297	6,729,157
		7,280,709
Multi-Utilities — 1.1%
CMS Energy Corp.	104,257	7,074,880
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	48,726	7,209,012
ConocoPhillips	47,624	5,419,135
Devon Energy Corp.	51,700	2,315,126
Exxon Mobil Corp.	87,236	10,288,614
Marathon Petroleum Corp.	25,634	4,540,294
		29,772,181
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	9,381	910,426
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.(a)	21,566	949,767
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	122,235	6,105,638

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Elanco Animal Health, Inc.(a)	5,615	$ 86,864
Eli Lilly & Co.	196	188,164
Johnson & Johnson	36,304	6,021,382
Merck & Co., Inc.	11,583	1,372,006
Pfizer, Inc.	291,934	8,469,005
		22,243,059
Professional Services — 0.0%
Leidos Holdings, Inc.	725	114,920
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A(a)	1,242	66,360
Residential REITs — 0.7%
Camden Property Trust	36,156	4,526,731
Retail REITs — 1.1%
Kimco Realty Corp.	81,268	1,890,294
NNN REIT, Inc.	3,782	177,716
Simon Property Group, Inc.	30,489	5,102,334
		7,170,344
Semiconductors & Semiconductor Equipment — 3.3%
Intel Corp.	135,519	2,986,839
Lam Research Corp.	6,316	5,185,499
Micron Technology, Inc.	61,946	5,961,683
Monolithic Power Systems, Inc.	758	708,488
QUALCOMM, Inc.	37,728	6,613,718
		21,456,227
Software — 2.5%
Atlassian Corp., Class A(a)	4,480	741,888
Fortinet, Inc.(a)	68,640	5,265,374
HubSpot, Inc.(a)	1,375	686,221
Manhattan Associates, Inc.(a)	7,625	2,016,279
Microsoft Corp.	18,465	7,702,490
		16,412,252
Specialized REITs — 0.7%
Equinix, Inc.	4,727	3,944,020
Lamar Advertising Co., Class A	3,783	475,826
Public Storage	1,023	351,625
		4,771,471
Specialty Retail — 1.3%
Dick’s Sporting Goods, Inc.	834	197,625
Lowe’s Cos., Inc.	19,653	4,883,771
Penske Automotive Group, Inc.	10,052	1,709,845
Ross Stores, Inc.	12,761	1,921,934
		8,713,175
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.4%
Apple Inc.	32,470	$ 7,435,630
Dell Technologies, Inc., Class C	1,036	119,699
Hewlett Packard Enterprise Co.	65,410	1,266,992
		8,822,321
Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.(a)	495	474,849
NIKE, Inc., Class B	53,578	4,464,119
Under Armour, Inc., Class C, NVS(a)	5,011	37,382
		4,976,350
Tobacco — 0.4%
Altria Group, Inc.	41,848	2,250,167
Philip Morris International, Inc.	1,332	164,222
		2,414,389
Trading Companies & Distributors — 0.6%
WESCO International, Inc.	16,333	2,701,152
WW Grainger, Inc.	1,445	1,423,209
		4,124,361
Total Long-Term Investments — 99.0% (Cost: $532,473,675)		645,093,204
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	4,060,385	4,062,821
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(c)(d)	5,529,167	5,529,167
Total Short-Term Securities — 1.5% (Cost: $9,592,354)		9,591,988
Total Investments — 100.5% (Cost: $542,066,029)		654,685,192
Liabilities in Excess of Other Assets — (0.5)%		(3,123,077)
Net Assets — 100.0%		$ 651,562,115
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Large Cap Value Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,324,253	$ 738,394(a)	$ —	$ 540	$ (366)	$ 4,062,821	4,060,385	$ 789(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,735,335	—	(206,168)(a)	—	—	5,529,167	5,529,167	75,945	—
				$ 540	$ (366)	$ 9,591,988		$ 76,734	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	24	09/20/24	$ 6,793	$ 265,943
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Large Cap Value Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 645,093,204	$ —	$ —	$ 645,093,204
Short-Term Securities
Money Market Funds	9,591,988	—	—	9,591,988
	$ 654,685,192	$ —	$ —	$ 654,685,192
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 265,943	$ —	$ —	$ 265,943
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust